Prepayment for property, plant and equipment (Details) ¥ in Millions			12 Months Ended
	Nov. 16, 2018 USD ($) ft²	Nov. 16, 2018 CNY (¥) ft²	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Prepayment for property, plant and equipment
Prepayment for property, plant and equipment			$ 4,224,229	$ 3,781,844
Contractual obligations paid			$ 200,000
Contractual obligations period			12 months
Additional Contractual Obligations Paid For Groundwork			$ 200,000
Purchase cost of land use right	$ 600,000	¥ 3.7
Acreage (in square feet) | ft²	279,862	279,862